Earnings Per Share/ADS - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,385,133	$ 198,071	¥ 1,619,562	¥ 1,880,087
Denominator:
Weighted average ordinary shares outstanding	470,186,664	470,186,664	484,945,912	489,952,172
Basic earnings per share | (per share)	¥ 2.95	$ 0.42	¥ 3.34	¥ 3.84
Numerator:
Net income attributable to ordinary shareholders	¥ 1,385,133	$ 198,071	¥ 1,619,562	¥ 1,880,087
Denominator:
Weighted average ordinary shares outstanding	470,186,664	470,186,664	484,945,912	489,952,172
Dilutive effect of share-based awards	1,910,200	1,910,200	1,606,812	1,300,288
Weighted average number of shares outstanding-diluted	472,096,864	472,096,864	486,552,724	491,252,460
Diluted earnings per share | (per share)	¥ 2.93	$ 0.42	¥ 3.33	¥ 3.83
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	2.95	0.42	3.34	3.84
Net income per ADS - diluted | (per share)	2.93	0.42	3.33	3.83
ADR [Member]
Denominator:
Basic earnings per share | (per share)	11.78	1.69	13.36	15.35
Denominator:
Diluted earnings per share | (per share)	11.74	1.68	13.31	15.31
Earnings Per Share Attributable To Ordinary Shareholders [Abstract]
Net income per ADS - basic | (per share)	11.78	1.69	13.36	15.35
Net income per ADS - diluted | (per share)	¥ 11.74	$ 1.68	¥ 13.31	¥ 15.31